13F-HR
			12/31/2005

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-988-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Edward Grzybowski
Title: Senior Managing Director
Phone: 212-916-4345





Signature, Place, and Date of Signing:

Edward Grzybowski  New York, NY	September 30, 2005



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $103,183(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/INVSTMT OTHER VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT PRN CALLDSCRETN MANAGERS SOLE SHARED NONE AKAMAI TECHNOLOGIES COM 00971T101 7,955 SH DEFINED 01 0 0 ALDERWOODS COM 014383103 37,013 2,3 SH DEFINED 01 2,332,253 AMKOR TECHNOLOGY COM 031652100 1,160 SH DEFINED 01 286,486 ARBINET-THEXCHANGE, INC COM 03875P100 2,239 SH DEFINED 01 319,360 AVAYA, INC COM 053499109 185 SH DEFINED 01 17,357
AVICI SYSTEMS INC COM 05367L802 3 SH DEFINED 01 850 BLOUNT INTERNATIONAL COM 095180105 3,474 SH DEFINED 01 218,105 CABELA'S INCORPORATED SER A COM
126804301 5,829 SH DEFINED 01 351,137 CIENA CORP COM 171779101 333 SH DEFINED
01 112,110 CNET NETWORKS, INC. COM 12613R104 240 SH DEFINED 01 16,307
CONCURRENT COMPUTER CORP COM 206710204 3,262 1,7 SH DEFINED 01 1,725,938 CONSECO INC COM 208464883 2,202 SH DEFINED 01 95,053 COTHERUX, INC. COM 22163T103 333 SH DEFINED 01 31,315 CRITICAL THERAPEUTICS COM 22674T105
3,070 SHDEFINED 01 427,524 EQUITY OFFICE PPTY COM 294741103 0 SH DEFINED 01 EXELIXIS INC COM 30161Q104 159 SH DEFINED 01 16,890 GLOBAL CROSSING COM G3921A175 124 SH DEFINED 01 7,742 ILLUMINA, INC. COM 452327109 394 SH
DEFINED 01 27,927 IOWA TELECOMMUNICATIONS SER. COM 462594201 2,420 SH
DEFINED 01 156,213 LEADIS TECHNOLOGY, INC COM 52171N103 405 SH DEFINED
01 78,596 LUCENT TECHNOLOGIES COM 549463107 554 SH DEFINED 01 208,295
MARCONI CORPORATION PLC COM 56630M101 6,974 1,0SH DEFINED 01 1,049,234
MONOGRAM BIOSCIENCES INC COM 60975U108 147 SH DEFINED 01 78,849
PARAMETRIC TECHNOLOGY COM 699173100 23 SH DEFINED 01 3,694 RCN CORP
COM 749361200 3,813 SH DEFINED 01 162,586 VIACOM INC CLASS B COM
925524308 17,274 SH DEFINED 01 529,877
WASHINGTON GRP INT'L COM 938862208 3,599 SH DEFINED 01 67,948